Summary of Material Accounting Policies - Schedule of Write off the Cost of Assets Using the Straight-Line Method (Details)	12 Months Ended
Dec. 31, 2024
Buildings [Member]
Schedule of Write off the Cost of Assets Using the Straight-Line Method [Line Items]
Property, plant and equipment, useful life (years)	25 years
Tanks [Member]
Schedule of Write off the Cost of Assets Using the Straight-Line Method [Line Items]
Property, plant and equipment, useful life (years)	50 years
Installations [Member] | Bottom of Range [Member]
Schedule of Write off the Cost of Assets Using the Straight-Line Method [Line Items]
Property, plant and equipment, useful life (years)	20 years
Installations [Member] | Top of Range [Member]
Schedule of Write off the Cost of Assets Using the Straight-Line Method [Line Items]
Property, plant and equipment, useful life (years)	25 years
Other Equipment [Member]
Schedule of Write off the Cost of Assets Using the Straight-Line Method [Line Items]
Property, plant and equipment, useful life (years)	5 years
Right of use asset – Land [Member]
Schedule of Write off the Cost of Assets Using the Straight-Line Method [Line Items]
Property, plant and equipment, useful life (years)	60 years